Borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Borrowings
19 Borrowings
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2022	2023
Current	5,138	3,718
Non-current	8,709	2,357
Total Lease liabilities	13,847	6,075
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	2,357	—	2,357
The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. Future cash outflows as of December 31, 2023 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities amounts to USD 0.2 million and relates to new contracts signed in 2024 and potential renewals.
Changes in liabilities arising from financing activities

In thousands of USD	January 1, 2022	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2022
Current lease liabilities	3,906	5,584	(8,666)	4,944	(630)	5,138
Non-current lease liabilities	8,631	6,881	—	(4,944)	(1,859)	8,709
Total liabilities from financing activities	12,537	12,465	(8,666)	—	(2,489)	13,847

In thousands of USD	January 1, 2023	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2023
Current lease liabilities	5,138	2,783	(6,279)	2,461	(385)	3,718
Non-current lease liabilities	8,709	(2,698)	—	(2,461)	(1,193)	2,357
Total liabilities from financing activities	13,847	85	(6,279)	—	(1,578)	6,075
Additions and modifications include USD 1,074 thousand of accrued interest as of December 31, 2023 (2022: USD 1,710 thousand) as described in Note 7.
Lease payments not recognized as a liability
The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2022	2023
Short-term leases	2,708	2,035
Variable lease payments	79	100
Total expense	2,787	2,135
At December 31, 2023 the Group was committed to short-term leases and the total commitment at that date was USD 686 thousand (2022: USD 1,107 thousand).